ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

	December 31, 2021 $	December 31, 2020 $

Accounts receivable	202,050	363,653

As at December 31, 2021, 60% (December 31, 2020 – 95%) of the Company’s accounts receivable are current, and the Company recorded $59,307 (2020 - $nil) of bad debt expense related to certain customer accounts.

One customer accounted for 55% of accounts receivable at December 31, 2021 (2020 – 73% of accounts receivable) and 97% (2020 – 95%) of total revenues during the year ended December 31, 2021.